EXPLORATION AND EVALUATION EXPENSES	9 Months Ended
Sep. 30, 2021
Exploration And Evaluation Expenses
EXPLORATION AND EVALUATION EXPENSES

11.	EXPLORATION AND EVALUATION EXPENSES

	For the three-month periods ended		For the nine-month periods ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	$	$	$	$
Wages and benefits	974	428	2,563	1,417
Share-based compensation	172	1	376	192
Engineering	32	890	1,834	3,110
Professional fees	3	38	130	370
Materials, consumables, and supplies	401	510	880	1,152
Subcontracting	493	341	1,134	1,114
Geology and drilling	21	104	135	298
Utilities	139	4	311	238
Depreciation and amortization	57	89	164	275
Other	55	49	131	216
Grants	-	(164)	(36)	(164)
Tax credits	(217)	(425)	(485)	(1,223)
Exploration and evaluation expenses	2,130	1,865	7,137	6,995

The exploration and evaluation expenses relate to the Matawinie Mine in Quebec. The wages and benefits are net of the grants received as part of the Canada Emergency Wage Subsidy program of il and $473 for the three and nine-month periods ended September 30, 2021, respectively (three and nine-month periods ended September 30, 2020: $334 and $507).